INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net loss before taxes	$ (27,670)	$ (20,559)
Canada
Net loss before taxes	(28,501)	(18,664)
United States
Net loss before taxes	361	(2,787)
Other
Net loss before taxes	$ 399	$ 892